Capital and reserves - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Feb. 28, 2026
Disclosure of classes of share capital [line items]
Repurchase and retirement of ordinary shares (including treasury shares)	$ 400	$ 274
Payments to acquire or redeem entity's shares	400	274
Accumulated losses
Disclosure of classes of share capital [line items]
Repurchase and retirement of ordinary shares (including treasury shares)	191	$ 274
Class A ordinary shares
Disclosure of classes of share capital [line items]
Share repurchase program authorized amount			$ 500
Purchase of treasury shares	59
Payments to acquire or redeem entity's shares	$ 150